General	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
General
1.	GENERAL

(a)	Formation

Mechel OAO (“Mechel”, formerly — Mechel Steel Group OAO) was incorporated on March 19, 2003, under the laws of the Russian Federation in connection with a reorganization to serve as a holding company for various steel and mining companies owned by two individual shareholders (the “Controlling Shareholders”). The Controlling Shareholders, directly or through their affiliates, either acquired existing companies or established new companies, at varying dates from 1995 through March 19, 2003, which were contributed to Mechel after its formation. Mechel and its subsidiaries are collectively referred to herein as the “Group”. Set forth below is a summary of the Group’s primary subsidiaries:

Name of subsidiary	Registered in	Core business	Date control acquired / date of incorporation (*)	Interest in voting stock held by the Group at December 31,
				2014	2013	2012
Mechel International Holdings GmBH (MIH)[1]	Switzerland	Holding and trading	July 1, 1995	100.0%	100.0%	100.0%
Mechel Trading House (MTH)	Russia	Trading	June 23, 1997	100.0%	100.0%	100.0%
Southern Kuzbass Coal Company (SKCC)	Russia	Coal mining	Jan 21, 1999	96.6%	96.6%	96.6%
Tomusinsky Open Pit Mine (TOPM)[2]	Russia	Coal mining	Jan 21, 1999	64.3%[2]	74.7%	74.5%
Chelyabinsk Metallurgical Plant (CMP)	Russia	Steel products	Dec 27, 2001	94.2%	94.2%	94.2%
Southern Urals Nickel Plant (SUNP)	Russia	Nickel	Dec 27, 2001	84.1%	84.1%	84.1%
Vyartsilya Metal Products Plant (VMPP)	Russia	Steel products	May 24, 2002	93.3%	93.3%	93.3%
Beloretsk Metallurgical Plant (BMP)	Russia	Steel products	June 14, 2002	91.5%	91.5%	91.5%
Mechel Targoviste S.A.[3]	Romania	Steel products	Aug 28, 2002	—	—	86.6%
Ural Stampings Plant (USP)	Russia	Steel products	April 24, 2003	93.8%	93.8%	93.8%
Korshunov Mining Plant (KMP)	Russia	Iron ore mining	Oct 16, 2003	90.0%	90.0%	85.6%
Mechel Campia Turzii S.A.[3]	Romania	Steel products	June 20, 2003	—	—	86.6%
Mechel Nemunas (MN)	Lithuania	Steel products	Oct 15, 2003	100.0%	100.0%	100.0%
Mechel Energo	Russia	Power trading	Feb 3, 2004	100.0%	100.0%	100.0%
Port Posiet	Russia	Transportation	Feb 11, 2004	97.1%	97.1%	97.1%
Kaslinsky Architectural Art Casting Plant	Russia	Steel products	April 14, 2004	100.0%	100.0%	100.0%
Izhstal	Russia	Steel products	May 14, 2004	90.0%	90.0%	90.0%
Port Kambarka	Russia	Transportation	April 27, 2005	90.4%	90.4%	90.4%
Mechel Service	Russia	Trading	May 5, 2005	100.0%	100.0%	100.0%
Mechel Trading Ltd.	Switzerland	Trading	Dec 20, 2005	100.0%	100.0%	100.0%
Metals Recycling	Russia	Scrap collecting	March 14, 2006	100.0%	100.0%	100.0%
Moscow Coke and Gas Plant (Moskoks)	Russia	Coke production	Oct 4, 2006	99.5%	99.5%	99.5%
Southern Kuzbass Power Plant (SKPP)	Russia	Power generation	April 19, 2007	98.3%	98.3%	98.3%
Kuzbass Power Sales Company (KPSC)	Russia	Power sales	June 30, 2007	72.1%	72.1%	72.1%
Bratsk Ferroalloy Plant (BFP)	Russia	Ferroalloy production	Aug 6, 2007	100.0%	100.0%	100.0%
Yakutugol	Russia	Coal mining	Oct 19, 2007	100.0%	100.0%	100.0%
Mechel-Carbon	Switzerland	Trading	April 2, 2008	100.0%	100.0%	100.0%
Ductil Steel S.A. (Ductil Steel)[3]	Romania	Steel products	April 8, 2008	—	—	100.0%
Oriel Resources Ltd. (Oriel)	Great Britain	Holding	Apr 17, 2008	100.0%	100.0%	100.0%
Tikhvin Ferroalloy Plant (TFP)[4]	Russia	Ferrochrome production	Apr 17, 2008	—	—	100.0%
Voskhod Mining Plant[5]	Kazakhstan	Chrome mining	Apr 17, 2008	—	—	100.0%
Mechel Mining OAO[6]	Russia	Holding	Apr 18, 2008	100%[6]	100%[6]	98.69%
HBL Holding GmbH (HBL)	Germany	Trading	Sept 26, 2008	100.0%	100.0%	100.0%
Mechel Remservice	Russia	Repairs	Feb 9, 2009	100.0%	100.0%	100.0%
The BCG Companies	USA	Coal mining	May 7, 2009	100.0%	100.0%	100.0%
Laminorul S.A.[3]	Romania	Steel products	Feb 25, 2010	—	—	90.9%
Ramateks	Turkey	Trading	June 18, 2010	100.0%	100.0%	100.0%
Toplofikatsia Rousse (TPP Rousse)[7]	Bulgaria	Power generation	Dec 9, 2010	—	—	100.0%
Mechel Mining Trading House[8]	Russia	Trading	May 19, 2011	—	100.0%	100.0%
Invicta Merchant Bar[9]	Great Britain	Steel products	Aug 22, 2011	—	—	100.0%
Donetsk Electrometallurgical Plant (DEMP)	Ukraine	Steel products	Dec 22, 2011	100.0%	100.0%	100.0%
Cognor Stahlhandel GmBH (Cognor)	Austria	Trading	Sep 25, 2012	100.0%	100.0%	100.0%
Lomprom Rostov[10]	Russia	Scrap processing	Nov 22, 2012	—	—	100.0%
Elgaugol[11]	Russia	Coal mining	Aug 14, 2013	99.9%[11]	100.0%	—

*	Date, when a control interest was acquired or a new company established by either the Group or Controlling Shareholders.
1	Formerly — Mechel Trading AG (MT). Renamed on December 20, 2005.
2	As of December 31, 2014, the voting interest reflected the dividends paid to the holders of preferred shares (before the dividends payment the Group’s interest was 74.7%).
3	Mechel Targoviste S.A., Mechel Campia Turzii S.A., Ductil Steel S.A. and Laminorul S.A. were disposed of on February 15, 2013.
4	Tikhvin Ferroalloy Plant was disposed of on December 27, 2013.
5	Voskhod Mining Plant, which includes Voskhod-Oriel, Voskhod-Chrome and Voskhod-Trading, was disposed of on December 27, 2013.
6	Interest in voting stock of Mechel Mining OAO is 99.999995% as of December 31, 2014 and 2013.
7	Toplofikatsia Rousse was disposed of on July 5, 2013.
8	Mechel Mining Trading House was liquidated on October 20, 2014.
9	Invicta Merchant Bar was disposed of on July 18, 2013.
10	Lomprom Rostov was disposed of on July 17, 2013.
11	Elgaugol was incorporated on August 14, 2013. Interest in share of Elgaugol is 99.993% as of December 31, 2014.

(b)	Controlling Shareholders and reorganization

From 1995 until December 2006, the Controlling Shareholders acted in concert pursuant to a written Ownership, Control and Voting Agreement, which requires them to vote all shares of Mechel’s subsidiaries owned by them in the same manner. The establishment of the Group in March 2003 involved the contribution of certain of the above subsidiaries, acquired before March 19, 2003, by the Controlling Shareholders to Mechel in exchange for all the outstanding capital stock of Mechel, forming a new holding company via an exchange of shares.

As a result of this restructuring, the Controlling Shareholders maintained their original equal ownership in the subsidiaries through Mechel and Mechel became a direct holder of the stock of the subsidiaries.

Shareholders in each of Mechel’s subsidiaries before the restructuring who were not Controlling Shareholders did not contribute any shares in these subsidiaries to Mechel in exchange for its shares and were considered as outside the control group, and these shareholders retained a noncontrolling interest in the subsidiaries. Thus, to the extent noncontrolling interests existed in the entities under common control prior to March 19, 2003, such noncontrolling interests did not change as a result of the formation of Mechel and the reorganization of the Group.

During 2006, one of the Controlling Shareholders sold all his Mechel’s stock to the other Controlling Shareholder, and the Ownership, Control and Voting Agreement was terminated on December 21, 2006.

(c)	Basis of presentation

The formation of Mechel and contribution of the subsidiaries’ shares into Mechel’s capital represents a reorganization of entities under common control, and accordingly, has been accounted for in a manner similar to a pooling for the periods presented.

(d)	Business

The Group operates in three business segments: steel (comprising steel and steel products), mining (comprising coal, iron ore and coke) and power (comprising electricity and heat power), and conducts operations in Russia, Ukraine, Turkey, Kazakhstan, the USA and Europe. The Group sells its products within Russia and foreign markets. Through acquisitions, the Group has added various businesses to explore new opportunities and build an integrated steel, mining, ferroalloy and power group. The Group operates in a highly competitive and cyclical industry; any local or global downturn in the industries may have an adverse effect on the Group’s results of operations and financial condition. The Group will require a significant amount of cash to fund capital improvement programs and business acquisitions. While the Group will utilize funds from operations, it expects to continue to rely on capital markets and other financing sources for its capital needs. As discussed in Note 2, management believes that the Group will secure adequate financing.